Warrants (Details 1) - EUR (€) € in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Warrants balance at beginning		€ 7,651	€ 15,271	€ 52,932
Fair value movement on warrants exercised	[1]			3,211
Warrants exercised foreign exchange differences	[2]			67
Fair value movement on warrants unexercised including exchange differences		(5,283) [1]	(7,620)	(31,565)	[1]
Derecognition of warrant liability on exercise	[3]			(9,374)
Warrants balance at ending		€ 2,368	€ 7,651	€ 15,271

[1]	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants
[2]	recognised in profit or loss - Other finance income
[3]	recognised in equity – Share premium